Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization	$ (6)	$ (9)	$ (8)
Impairment	1
Beginning balance	94	156		85
Impairment
Ending balance	88	94	156	85
Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Other		(53)
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning balance	36	48
Amortization
Impairment
Ending balance	36	36
Trade names [Member] | Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Other		(12)
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	(4)	(7)
Beginning balance	47	92
Impairment
Ending balance	43	47
Customer relationships [Member] | Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Other		(38)
Developed technology and other intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization	(2)	(2)
Beginning balance	11	16
Impairment
Ending balance	9	11
Developed technology and other intangibles [Member] | Brake North America and Asia group [Member]
Finite-Lived Intangible Assets [Line Items]
Other		$ (3)